Merger (Tables)	3 Months Ended
Mar. 31, 2021
Business Combinations [Abstract]
Schedule of Sources and Uses of Funds Related to Merger
The following table summarizes the net proceeds from the Merger as of March 31, 2021 (in thousands):

Panacea cash at bank and cash held in a trust account	$144,642
Proceeds from PIPE investment and forward purchase agreement	501,550
Payment of underwriter fees and other offering costs	(23,718)
Payment to Panacea Class A common stockholders who exercised their right to redeem their shares	(32)

Net proceeds	622,442
Assumed assets and liabilities:
Prepaid expenses	312
Accrued expenses	(601)
Warrant liability	(15,268)

Panacea equity at Effective Time	$606,885

Summary of Number of Shares of Common Stock Outstanding on Merger
The following table summarized the number of shares of common stock outstanding immediately following the consummation of the Merger:

	Class A Common	Class B Common	Total
Panacea shares outstanding prior to the Merger	14,862,500	3,593,750	18,456,250
Less: redemption of Panacea shares prior to the Merger	(3,350)		(3,350)
Conversion of Panacea shares as a result of merger	3,593,750	(3,593,750)	—

Common stock of Panacea	18,452,900	—	18,452,900
Shares issued pursuant to the PIPE financing	47,655,000	—	47,655,000
Shares issued pursuant to the Forward Purchase	2,500,000	—	2,500,000

Issuance of shares upon the Merger	68,607,900	—	68,607,900
Conversion of Old Nuvation Redeemable Series A Convertible Preferred Stock	68,097,805	—	68,097,805
Conversion of Old Nuvation Class A common stock	23,299,337	—	23,299,337
Conversion of Old Nuvation Class B common stock	—	57,645,013	57,645,013
Conversion of Founder shares	56,645,013	(56,645,013)	—

Total shares of Nuvation Bio outstanding immediately following the Merger	216,650,055	1,000,000	217,650,055